Inventory (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Concentrate stockpiles	$ 5,666,000		$ 4,206,000	$ 5,666,000		$ 3,704,000	$ 4,206,000
Raw materials	93,909,000		400,000	93,909,000		44,770,000	400,000
Work in process	60,754,000		3,582,000	60,754,000		16,602,000	3,582,000
Finished goods	114,671,000		9,307,000	114,671,000		45,045,000	9,307,000
Materials and supplies	6,133,000		1,327,000	6,133,000		1,822,000	1,327,000
Inventory	281,133,000		18,822,000	281,133,000		111,943,000	18,822,000
Long-term:
Concentrate stockpiles	1,322,000		5,108,000	1,322,000		1,144,000	5,108,000
Raw materials	8,279,000		0	8,279,000		3,186,000	0
Finished goods	0		104,000	0		32,000	104,000
Inventory	9,601,000		5,212,000	9,601,000		4,362,000	5,212,000
Production costs that would have been allocated to additional tons produced, assuming operations at normal production rates	3,900,000	800,000		9,800,000	4,300,000	4,300,000	11,000,000	2,500,000
Write-down of inventory as a result of production or purchase costs in excess of net realizable value	15,000,000	0		41,100,000	600,000	2,800,000	2,500,000	9,000,000
Write-down of work-in-process inventory and stockpile based on estimated REO quantities	$ 0	$ 100,000	$ 1,700,000	$ 0	$ 2,300,000	$ 2,300,000